   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2000

                                      SECURITIES ACT REGISTRATION NOS. 333-60561
                               INVESTMENT COMPANY ACT REGISTRATION NO. 811-08915
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                         POST-EFFECTIVE AMENDMENT NO. 6                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 7                              [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                          PRUDENTIAL DIVERSIFIED FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-1495

                            JONATHAN D. SHAIN, ESQ.
                              100 MULBERRY STREET
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

                             ARTHUR J. BROWN, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036
                            ------------------------

             It is proposed that this filing will become effective
                            (check appropriate box):


                [ ]  immediately upon filing pursuant to paragraph (b)


                [X]  on October 4, 2000 pursuant to paragraph (b)

                [ ]  60 days after filing pursuant to paragraph (a)(1)
                [ ]  on (date) pursuant to paragraph (a)(1)
                [ ]  75 days after filing pursuant to paragraph (a)(2)
                [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485
                   If appropriate, check the following box:
                [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..........  Shares of Beneficial Interest, $.001 par value per share

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


     Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A (File No. 333-08915) filed on August 1, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 29th day of September, 2000.

                                          PRUDENTIAL DIVERSIFIED FUNDS

                                          /s/     JOHN R. STRANGFELD
                                          --------------------------------------
                                              John R. Strangfeld, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----
               /s/ EUGENE C. DORSEY                  Trustee                       September 29, 2000
---------------------------------------------------
                 Eugene C. Dorsey

                 /s/ ROBERT GUNIA                    Vice President and Trustee    September 29, 2000
---------------------------------------------------
                   Robert Gunia

                /s/ MAURICE HOLMES                   Trustee                       September 29, 2000
---------------------------------------------------
                  Maurice Holmes

               /s/ ROBERT E. LABLANC                 Trustee                       September 29, 2000
---------------------------------------------------
                 Robert E. LaBlanc

            /s/ DOUGLAS H. MCCORKINDALE              Trustee                       September 29, 2000
---------------------------------------------------
              Douglas H. McCorkindale

               /s/ THOMAS T. MOONEY                  Trustee                       September 29, 2000
---------------------------------------------------
                 Thomas T. Mooney

             /s/ DAVID R. ODENATH, JR.               Vice President and Trustee    September 29, 2000
---------------------------------------------------
               David R. Odenath, Jr.

               /s/ STEPHEN STONEBURN                 Trustee                       September 29, 2000
---------------------------------------------------
                 Stephen Stoneburn

            /s/ W. SCOTT MCDONALD, JR.               Trustee                       September 29, 2000
---------------------------------------------------
              W. Scott McDonald, Jr.

                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----

               /s/ JOSEPH WEBER PH.D                 Trustee                       September 29, 2000
---------------------------------------------------
                 Joseph Weber Ph.D

                /s/ SAUL K. FENSTER                  Trustee                       September 29, 2000
---------------------------------------------------
                  Saul K. Fenster

               /s/ CLAY T. WHITEHEAD                 Trustee                       September 29, 2000
---------------------------------------------------
                 Clay T. Whitehead

              /s/ JOHN R. STRANGFELD                 President and Trustee         September 29, 2000
---------------------------------------------------
                John R. Strangfeld

                /s/ GRACE C. TORRES                  Treasurer and Principal       September 29, 2000
---------------------------------------------------  Financial and Accounting
                  Grace C. Torres                    Officer


                                 EXHIBIT INDEX

(a)(1)  Certificate of Trust.**
   (2)  Agreement and Declaration of Trust.**
   (3)  Amendment No. 1 to Agreement and Declaration of Trust.***
(b)     By-Laws.**
(c) In response to this item, Registrant incorporates by reference the following provisions from its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit a(1) and Exhibit (b), defining rights of the Trust's shareholders: Articles III and V of Agreement and Declaration of Trust; Article III of By-Laws.
(d)(1)  Management Agreement between the Registrant and Prudential
        Investments Fund Management LLC.****
   (2)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Pacific Investment Management Company with respect to the Conservative Growth Fund.****
   (3)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Pacific Investment Management Company with respect to the Moderate Growth Fund.****
   (4)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Lazard Asset Management with respect to the Moderate Growth Fund.****
   (5)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Lazard Asset Management with respect to the High Growth Fund.****
   (6)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the Conservative Growth Fund.****
   (7)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the Moderate Growth Fund.****
   (8)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the High Growth Fund.****
   (9)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the Conservative Growth Fund.****
  (10)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the Moderate Growth Fund.****
  (11)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the High Growth Fund.****
  (12)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the Conservative Growth Fund.****
  (13)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the Moderate Growth Fund.****
  (14)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the High Growth Fund.****
  (15)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the Conservative Growth Fund.****
  (16)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the Moderate Growth Fund.****
  (17)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the High Growth Fund.****
  (18)  Amendment to Subadvisory Agreement between Prudential
        Investments Fund Management LLC and The Prudential
        Investment Corporation with respect to Conservative Growth
        Fund.**
  (19)  Amendment to Subadvisory Agreement between Prudential
        Investments Fund Management LLC and The Prudential
        Investment Corporation with respect to Moderate Growth
        Fund.**
  (20)  Form of Amendment to Subadvisory Agreement between
        Prudential Investments Fund Management LLC and The
        Prudential Investment Corporation with respect to High
        Growth Fund.**
(e)(1)  Distribution Agreement between the Registrant and Prudential
        Investment Management Services LLC.****
   (2)  Form of Selected Dealer Agreement****

(g)(1)  Custodian Contract between the Registrant and State Street
        Bank and Trust Company.****
   (2)  Amendment to Appendix A to Custodian Contract dated October
        5, 1998.****
   (3)  Amendment to Custodian Contract dated February 22, 1999.****
(h)(1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.****
   (2) Form of Amendment to Transfer Agency and Services Agreement between the Registrant and Prudential Mutual Fund Services
        LLC.**
(i)(1)  Opinion of Morris, Nichols, Arsht & Tunnell dated August 3,
        1998.**
   (2)  Consent of Counsel.**
(j)     Consent of Independent Accountants.**
(l)     Purchase Agreement.****
(m)(1)  Distribution and Service Plan for Class A shares.**
   (2)  Distribution and Service Plan for Class B shares.**
   (3)  Distribution and Service Plan for Class C shares.**
(n)     Rule 18f-3 Plan.**

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    *  Filed herewith.

  ** Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A, filed with the Commission on August 4, 1998 (File No. 333-60561).

 *** Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed with the Commission on September 17, 1998 (File No. 333-60561).

**** Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed with the Commission on October 7, 1999 (File No. 333-60561).